[logo: AARP Investment Program from SCUDDER]

AARP Diversified
Growth Portfolio

SUPPLEMENT TO PROSPECTUS
dated February 1, 1999

The following information replaces similar information found in the "Investment Strategy" section on page 74 of the prospectus:

Under normal market conditions, the portfolio will generally allocate its assets in underlying AARP Mutual Funds within the following ranges:

o stock funds
   including Growth, Growth
   and Income, and Global Funds             60-80%
o bond funds
   including Income Funds                   20-40%
o Money Funds/cash                          0-20%









February 5, 1999                                                       P-sup-029